Organization and Business - Narrative (Detail)	Aug. 05, 2019 $ / shares shares	Sep. 03, 2013 USD ($) $ / shares shares	Aug. 22, 2013 USD ($) shares	Sep. 30, 2019 Apartment Residential Property $ / shares	Dec. 31, 2018 Apartment mulit_tenant_property $ / shares	Mar. 14, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Apr. 04, 2014 $ / shares
Initial capitalization
Share price (in dollars per share)						$ 15.84
SIR Merger Agreement [Member]
Initial capitalization
Stock, par value	$ 0.01
Common Stock [Member]
Initial capitalization
Share price (in dollars per share)				$ 15.00				$ 14.85	$ 15.00
Stock, par value				0.01	$ 0.01		$ 0.01
Convertible Stock [Member]
Initial capitalization
Stock, par value				$ 0.01	$ 0.01		$ 0.01
Steadfast Apartment REIT, Inc. [Member]
Initial capitalization
Proceeds from contributed capital | $		$ 1,000
Steadfast Apartment REIT, Inc. [Member] | SIR Merger Agreement [Member]
Initial capitalization
Entity shares issued per acquiree share | shares	0.5934
Steadfast Apartment REIT, Inc. [Member] | STAR III Merger Agreement [Member]
Initial capitalization
Stock, par value	$ 0.01
Entity shares issued per acquiree share | shares	1.430
Sponsor [Member] | Common Stock [Member]
Initial capitalization
Issuance of common stock (in shares) | shares		13,500
Share price (in dollars per share)		$ 15.00
Issuance of common stock | $		$ 202,500
Advisor [Member] | Convertible Stock [Member]
Initial capitalization
Issuance of common stock (in shares) | shares			1,000
Issuance of common stock | $			$ 1,000
Residential Real Estate [Member]
Initial capitalization
Number of multifamily properties				33	34
Number of apartment homes				11,455	11,601
Number of parcels of land held for development | Property				1